CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended						6 Months Ended	8 Months Ended		9 Months Ended				12 Months Ended				20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	41 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Mar. 31, 2011	Mar. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2013
Expenses:
Exploration	$ 777		$ 5,646		$ 5,802	$ 5,568	$ 11,370			$ 4,848		$ 17,016		$ 18,575		$ 6,002		$ 6,648	$ 12,216	$ 18,018	$ 23,664	$ 25,223	$ 30,072
General and administrative	4,950		16,047		15,247	4,260	19,507			9,306		35,554		48,458		17,206		18,693	22,953	38,199	54,246	67,151	70,490
Off-take arrangement fee (Note 6)			7,751									7,751		7,751							7,751	7,751
Total expenses	(191)		29,444		21,049	9,828	30,877			12,849		60,321		74,784		23,208		25,341	35,169	56,217	85,661	100,125	112,974
Loss from operations	191		(29,444)		(21,049)	(9,828)	(30,877)			(12,849)		(60,321)		(74,784)		(23,208)		(25,341)	(35,169)	(56,217)	(85,661)	(100,125)	(112,974)
Other expense:
Derivative losses	650		(1,900)							2,162		(1,900)		(1,900)		(39,810)						(56,666)	(54,504)
Loss on debt extinguishment	(11,423)									(49)						(2,000)						(2,000)	(2,049)
Interest, net	(9,360)		(2,741)							(25,970)		(4,612)		(7,241)		(1,939)						(9,300)	(35,270)
Total other expense	(20,776)		(4,641)							(25,081)		(6,512)		(9,141)		(43,749)						(67,966)	(93,047)
Income tax expense														0
Net loss	(20,585)		(34,085)		(22,920)	(9,828)	(32,748)	(17,209)	(17,209)	(37,930)		(66,833)		(83,925)		(66,957)		(84,166)	(93,994)	(116,914)	(150,999)	(168,091)	(206,021)
Net loss attributable to non-controlling interest					813	3,257	4,070					4,069		4,071		3,391		3,767	7,024	7,837	7,837	7,837	7,837
Net loss attributable to Prospect Global Resources Inc.	$ (20,585)		$ (34,085)		$ (22,107)	$ (6,571)	$ (28,678)			$ (37,930)		$ (62,764)		$ (79,854)		$ (63,566)		$ (80,399)	$ (86,970)	$ (109,077)	$ (140,162)	$ (160,254)	$ (198,184)
Earnings per share Basic and diluted
Loss per share (in dollars per share)	$ (5.01)	[1]	$ (26.50)	[1]	$ (20.21)	$ (8.32)	$ (30.41)			$ (13.62)	[1]	$ (59.32)	[1]	$ (69.14)	[2]	$ (113.51)	[2]	$ (174.40)	$ (172.22)	$ (189.70)	$ (218.66)	$ (223.82) [2]	$ (142.61) [1]
Weighted average number of shares outstanding (in shares)	4,203		1,286							2,820		1,058		1,155		560						716	1,393

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.
[2]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September?4, 2013 1-for-50 reverse stock split.